Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Variable Trust
Entity Central Index Key	0001352621
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000097931
Shareholder Report [Line Items]
Fund Name	TOPS Aggressive ETF Portfolio
Class Name	Class 1
Trading Symbol	TAG1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Aggressive ETF Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$11	0.21%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	TOPS Aggressive ETF Portfolio	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$11,785	$11,790
Jun-2018	$13,193	$13,484
Jun-2019	$13,642	$14,889
Jun-2020	$13,318	$16,006
Jun-2021	$19,067	$22,536
Jun-2022	$16,345	$20,144
Jun-2023	$18,463	$24,091
Jun-2024	$21,184	$30,006
Jun-2025	$23,869	$34,556
Jun-2026	$30,446	$42,271

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	5 Years	10 Years
TOPS Aggressive ETF Portfolio	15.25%	27.55%	9.81%	11.78%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 374,911,127
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 161,353
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$374,911,127 Number of Portfolio Holdings14 Advisory Fee $161,353 Portfolio Turnover4%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	95.7%
Money Market Funds	4.3%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-2.2%
Collateral for Securities Loaned	1.8%
Money Market Funds	2.6%
Equity	97.8%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard S&P 500 ETF	25.0%
Vanguard FTSE Developed Markets ETF	17.9%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	14.0%
State Street SPDR Portfolio S&P 600 Small Cap ETF	9.0%
Vanguard FTSE Emerging Markets ETF	6.0%
iShares MSCI Emerging Markets ex China ETF	5.0%
State Street SPDR Portfolio S&P 500 Growth ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
State Street SPDR Portfolio S&P 500 Value ETF	4.0%
iShares Global REIT ETF	3.9%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 1, 2026, the name of the Fund changed from "TOPS Aggressive Growth ETF Portfolio" to "TOPS Aggressive ETF Portfolio."
C000097930
Shareholder Report [Line Items]
Fund Name	TOPS Aggressive ETF Portfolio
Class Name	Class 2
Trading Symbol	TAG2
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Aggressive ETF Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$25	0.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.46%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	TOPS Aggressive ETF Portfolio	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$11,757	$11,790
Jun-2018	$13,124	$13,484
Jun-2019	$13,536	$14,889
Jun-2020	$13,191	$16,006
Jun-2021	$18,823	$22,536
Jun-2022	$16,095	$20,144
Jun-2023	$18,137	$24,091
Jun-2024	$20,763	$30,006
Jun-2025	$23,335	$34,556
Jun-2026	$29,688	$42,271

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	5 Years	10 Years
TOPS Aggressive ETF Portfolio	15.10%	27.23%	9.54%	11.50%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 374,911,127
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 161,353
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$374,911,127 Number of Portfolio Holdings14 Advisory Fee $161,353 Portfolio Turnover4%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	95.7%
Money Market Funds	4.3%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-2.2%
Collateral for Securities Loaned	1.8%
Money Market Funds	2.6%
Equity	97.8%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard S&P 500 ETF	25.0%
Vanguard FTSE Developed Markets ETF	17.9%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	14.0%
State Street SPDR Portfolio S&P 600 Small Cap ETF	9.0%
Vanguard FTSE Emerging Markets ETF	6.0%
iShares MSCI Emerging Markets ex China ETF	5.0%
State Street SPDR Portfolio S&P 500 Growth ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
State Street SPDR Portfolio S&P 500 Value ETF	4.0%
iShares Global REIT ETF	3.9%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 1, 2026, the name of the Fund changed from "TOPS Aggressive Growth ETF Portfolio" to "TOPS Aggressive ETF Portfolio."
C000158839
Shareholder Report [Line Items]
Fund Name	TOPS Aggressive ETF Portfolio
Class Name	Investor Class
Trading Symbol	TAGI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Aggressive ETF Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$38	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.71%	[3]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	TOPS Aggressive ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Jun-2016	$9,727	$10,139
Jun-2017	$11,325	$11,954
Jun-2018	$12,549	$13,672
Jun-2019	$12,882	$15,096
Jun-2020	$12,517	$16,229
Jun-2021	$17,829	$22,850
Jun-2022	$15,203	$20,424
Jun-2023	$17,097	$24,426
Jun-2024	$19,519	$30,424
Jun-2025	$21,879	$35,037
Jun-2026	$27,766	$42,859

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	5 Years	10 Years
TOPS Aggressive ETF Portfolio	14.95%	26.91%	9.26%	11.06%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 374,911,127
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 161,353
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$374,911,127 Number of Portfolio Holdings14 Advisory Fee $161,353 Portfolio Turnover4%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	95.7%
Money Market Funds	4.3%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-2.2%
Collateral for Securities Loaned	1.8%
Money Market Funds	2.6%
Equity	97.8%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard S&P 500 ETF	25.0%
Vanguard FTSE Developed Markets ETF	17.9%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	14.0%
State Street SPDR Portfolio S&P 600 Small Cap ETF	9.0%
Vanguard FTSE Emerging Markets ETF	6.0%
iShares MSCI Emerging Markets ex China ETF	5.0%
State Street SPDR Portfolio S&P 500 Growth ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
State Street SPDR Portfolio S&P 500 Value ETF	4.0%
iShares Global REIT ETF	3.9%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 1, 2026, the name of the Fund changed from "TOPS Aggressive Growth ETF Portfolio" to "TOPS Aggressive ETF Portfolio."
C000211504
Shareholder Report [Line Items]
Fund Name	TOPS Aggressive ETF Portfolio
Class Name	Service Class
Trading Symbol	TAGS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Aggressive ETF Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$27	0.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.51%	[4]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	TOPS Aggressive ETF Portfolio	S&P 500® Index
Apr-2019	$10,000	$10,000
Jun-2019	$9,959	$10,024
Jun-2020	$9,704	$10,777
Jun-2021	$13,848	$15,173
Jun-2022	$11,841	$13,562
Jun-2023	$13,343	$16,220
Jun-2024	$15,275	$20,203
Jun-2025	$17,167	$23,266
Jun-2026	$21,841	$28,460

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	5 Years	Since Inception (April 30, 2019)
TOPS Aggressive ETF Portfolio	15.10%	27.23%	9.54%	11.52%
S&P 500® Index	10.21%	22.32%	13.41%	15.71%

Performance Inception Date	Apr. 30, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 374,911,127
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 161,353
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$374,911,127 Number of Portfolio Holdings14 Advisory Fee $161,353 Portfolio Turnover4%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	95.7%
Money Market Funds	4.3%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-2.2%
Collateral for Securities Loaned	1.8%
Money Market Funds	2.6%
Equity	97.8%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard S&P 500 ETF	25.0%
Vanguard FTSE Developed Markets ETF	17.9%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	14.0%
State Street SPDR Portfolio S&P 600 Small Cap ETF	9.0%
Vanguard FTSE Emerging Markets ETF	6.0%
iShares MSCI Emerging Markets ex China ETF	5.0%
State Street SPDR Portfolio S&P 500 Growth ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
State Street SPDR Portfolio S&P 500 Value ETF	4.0%
iShares Global REIT ETF	3.9%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 1, 2026, the name of the Fund changed from "TOPS Aggressive Growth ETF Portfolio" to "TOPS Aggressive ETF Portfolio."
C000097924
Shareholder Report [Line Items]
Fund Name	TOPS Balanced ETF Portfolio
Class Name	Class 1
Trading Symbol	TB1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Balanced ETF Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$11	0.21%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[5]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	TOPS Balanced ETF Portfolio	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$10,837	$11,790
Jun-2018	$11,404	$13,484
Jun-2019	$11,980	$14,889
Jun-2020	$12,126	$16,006
Jun-2021	$14,703	$22,536
Jun-2022	$13,274	$20,144
Jun-2023	$14,208	$24,091
Jun-2024	$15,511	$30,006
Jun-2025	$17,030	$34,556
Jun-2026	$19,562	$42,271

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	5 Years	10 Years
TOPS Balanced ETF Portfolio	7.75%	14.87%	5.88%	6.94%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 168,205,469
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 79,688
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$168,205,469 Number of Portfolio Holdings24 Advisory Fee $79,688 Portfolio Turnover10%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	95.9%
Money Market Funds	4.1%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-2.2%
Collateral for Securities Loaned	1.9%
Money Market Funds	2.3%
Fixed Income	47.9%
Equity	50.1%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	12.0%
Vanguard S&P 500 ETF	9.1%
Vanguard FTSE Developed Markets ETF	9.0%
State Street SPDR Portfolio Short Term Corporate Bond ETF	9.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.9%
State Street SPDR Portfolio S&P 500 Value ETF	7.0%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	5.0%
Vanguard Intermediate-Term Treasury ETF	5.0%
State Street SPDR Portfolio S&P 600 Small Cap ETF	4.0%
Vanguard Short-Term Treasury ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000097925
Shareholder Report [Line Items]
Fund Name	TOPS Balanced ETF Portfolio
Class Name	Class 2
Trading Symbol	TB2
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Balanced ETF Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$24	0.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%	[6]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	TOPS Balanced ETF Portfolio	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$10,809	$11,790
Jun-2018	$11,348	$13,484
Jun-2019	$11,885	$14,889
Jun-2020	$12,005	$16,006
Jun-2021	$14,516	$22,536
Jun-2022	$13,070	$20,144
Jun-2023	$13,959	$24,091
Jun-2024	$15,202	$30,006
Jun-2025	$16,650	$34,556
Jun-2026	$19,084	$42,271

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	5 Years	10 Years
TOPS Balanced ETF Portfolio	7.67%	14.62%	5.62%	6.68%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 168,205,469
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 79,688
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$168,205,469 Number of Portfolio Holdings24 Advisory Fee $79,688 Portfolio Turnover10%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	95.9%
Money Market Funds	4.1%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-2.2%
Collateral for Securities Loaned	1.9%
Money Market Funds	2.3%
Fixed Income	47.9%
Equity	50.1%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	12.0%
Vanguard S&P 500 ETF	9.1%
Vanguard FTSE Developed Markets ETF	9.0%
State Street SPDR Portfolio Short Term Corporate Bond ETF	9.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.9%
State Street SPDR Portfolio S&P 500 Value ETF	7.0%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	5.0%
Vanguard Intermediate-Term Treasury ETF	5.0%
State Street SPDR Portfolio S&P 600 Small Cap ETF	4.0%
Vanguard Short-Term Treasury ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000211501
Shareholder Report [Line Items]
Fund Name	TOPS Balanced ETF Portfolio
Class Name	Service Class
Trading Symbol	TBS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Balanced ETF Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$26	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[7]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	TOPS Balanced ETF Portfolio	S&P 500® Index
Apr-2019	$10,000	$10,000
Jun-2019	$10,090	$10,024
Jun-2020	$10,193	$10,777
Jun-2021	$12,325	$15,173
Jun-2022	$11,088	$13,562
Jun-2023	$11,834	$16,220
Jun-2024	$12,880	$20,203
Jun-2025	$14,100	$23,266
Jun-2026	$16,157	$28,460

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	5 Years	Since Inception (April 30, 2019)
TOPS Balanced ETF Portfolio	7.63%	14.59%	5.56%	6.92%
S&P 500® Index	10.21%	22.32%	13.41%	15.71%

Performance Inception Date	Apr. 30, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 168,205,469
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 79,688
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$168,205,469 Number of Portfolio Holdings24 Advisory Fee $79,688 Portfolio Turnover10%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	95.9%
Money Market Funds	4.1%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-2.2%
Collateral for Securities Loaned	1.9%
Money Market Funds	2.3%
Fixed Income	47.9%
Equity	50.1%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	12.0%
Vanguard S&P 500 ETF	9.1%
Vanguard FTSE Developed Markets ETF	9.0%
State Street SPDR Portfolio Short Term Corporate Bond ETF	9.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.9%
State Street SPDR Portfolio S&P 500 Value ETF	7.0%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	5.0%
Vanguard Intermediate-Term Treasury ETF	5.0%
State Street SPDR Portfolio S&P 600 Small Cap ETF	4.0%
Vanguard Short-Term Treasury ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000158836
Shareholder Report [Line Items]
Fund Name	TOPS Balanced ETF Portfolio
Class Name	Investor Class
Trading Symbol	TBI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Balanced ETF Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$37	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%	[8]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	TOPS Balanced ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Jun-2016	$10,079	$10,139
Jun-2017	$10,855	$11,954
Jun-2018	$11,357	$13,672
Jun-2019	$11,869	$15,096
Jun-2020	$11,953	$16,229
Jun-2021	$14,424	$22,850
Jun-2022	$12,952	$20,424
Jun-2023	$13,798	$24,426
Jun-2024	$14,982	$30,424
Jun-2025	$16,372	$35,037
Jun-2026	$18,720	$42,859

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	5 Years	10 Years
TOPS Balanced ETF Portfolio	7.48%	14.34%	5.35%	6.39%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 168,205,469
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 79,688
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$168,205,469 Number of Portfolio Holdings24 Advisory Fee $79,688 Portfolio Turnover10%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	95.9%
Money Market Funds	4.1%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-2.2%
Collateral for Securities Loaned	1.9%
Money Market Funds	2.3%
Fixed Income	47.9%
Equity	50.1%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	12.0%
Vanguard S&P 500 ETF	9.1%
Vanguard FTSE Developed Markets ETF	9.0%
State Street SPDR Portfolio Short Term Corporate Bond ETF	9.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.9%
State Street SPDR Portfolio S&P 500 Value ETF	7.0%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	5.0%
Vanguard Intermediate-Term Treasury ETF	5.0%
State Street SPDR Portfolio S&P 600 Small Cap ETF	4.0%
Vanguard Short-Term Treasury ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000097922
Shareholder Report [Line Items]
Fund Name	TOPS Conservative ETF Portfolio
Class Name	Class 1
Trading Symbol	TC1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Conservative ETF Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$11	0.22%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[9]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	TOPS Conservative ETF Portfolio	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$10,533	$11,790
Jun-2018	$10,920	$13,484
Jun-2019	$11,489	$14,889
Jun-2020	$11,823	$16,006
Jun-2021	$13,378	$22,536
Jun-2022	$12,403	$20,144
Jun-2023	$13,042	$24,091
Jun-2024	$14,068	$30,006
Jun-2025	$15,270	$34,556
Jun-2026	$16,838	$42,271

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	5 Years	10 Years
TOPS Conservative ETF Portfolio	5.09%	10.27%	4.71%	5.35%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 51,688,982
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 24,696
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$51,688,982 Number of Portfolio Holdings24 Advisory Fee $24,696 Portfolio Turnover11%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	98.0%
Money Market Funds	2.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	2.0%
Equity	30.2%
Fixed Income	67.9%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	16.0%
State Street SPDR Portfolio Short Term Corporate Bond ETF	15.0%
Vanguard Short-Term Treasury ETF	8.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.0%
Vanguard S&P 500 ETF	6.1%
Vanguard FTSE Developed Markets ETF	6.0%
Vanguard Intermediate-Term Treasury ETF	6.0%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	4.0%
JP Morgan Ultra-Short Income ETF	4.0%
State Street SPDR Portfolio S&P 500 Value ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000097923
Shareholder Report [Line Items]
Fund Name	TOPS Conservative ETF Portfolio
Class Name	Class 2
Trading Symbol	TC2
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Conservative ETF Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$24	0.47%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[10]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	TOPS Conservative ETF Portfolio	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$10,508	$11,790
Jun-2018	$10,866	$13,484
Jun-2019	$11,406	$14,889
Jun-2020	$11,706	$16,006
Jun-2021	$13,219	$22,536
Jun-2022	$12,215	$20,144
Jun-2023	$12,816	$24,091
Jun-2024	$13,786	$30,006
Jun-2025	$14,938	$34,556
Jun-2026	$16,426	$42,271

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	5 Years	10 Years
TOPS Conservative ETF Portfolio	4.93%	9.96%	4.44%	5.09%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 51,688,982
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 24,696
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$51,688,982 Number of Portfolio Holdings24 Advisory Fee $24,696 Portfolio Turnover11%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	98.0%
Money Market Funds	2.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	2.0%
Equity	30.2%
Fixed Income	67.9%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	16.0%
State Street SPDR Portfolio Short Term Corporate Bond ETF	15.0%
Vanguard Short-Term Treasury ETF	8.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.0%
Vanguard S&P 500 ETF	6.1%
Vanguard FTSE Developed Markets ETF	6.0%
Vanguard Intermediate-Term Treasury ETF	6.0%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	4.0%
JP Morgan Ultra-Short Income ETF	4.0%
State Street SPDR Portfolio S&P 500 Value ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000211500
Shareholder Report [Line Items]
Fund Name	TOPS Conservative ETF Portfolio
Class Name	Service Class
Trading Symbol	TCS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Conservative ETF Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$27	0.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[11]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	TOPS Conservative ETF Portfolio	S&P 500® Index
Apr-2019	$10,000	$10,000
Jun-2019	$10,126	$10,024
Jun-2020	$10,391	$10,777
Jun-2021	$11,734	$15,173
Jun-2022	$10,842	$13,562
Jun-2023	$11,376	$16,220
Jun-2024	$12,237	$20,203
Jun-2025	$13,259	$23,266
Jun-2026	$14,580	$28,460

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	5 Years	Since Inception (April 30, 2019)
TOPS Conservative ETF Portfolio	4.93%	9.96%	4.44%	5.40%
S&P 500® Index	10.21%	22.32%	13.41%	15.71%

Performance Inception Date	Apr. 30, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 51,688,982
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 24,696
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$51,688,982 Number of Portfolio Holdings24 Advisory Fee $24,696 Portfolio Turnover11%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	98.0%
Money Market Funds	2.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	2.0%
Equity	30.2%
Fixed Income	67.9%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	16.0%
State Street SPDR Portfolio Short Term Corporate Bond ETF	15.0%
Vanguard Short-Term Treasury ETF	8.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.0%
Vanguard S&P 500 ETF	6.1%
Vanguard FTSE Developed Markets ETF	6.0%
Vanguard Intermediate-Term Treasury ETF	6.0%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	4.0%
JP Morgan Ultra-Short Income ETF	4.0%
State Street SPDR Portfolio S&P 500 Value ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000158835
Shareholder Report [Line Items]
Fund Name	TOPS Conservative ETF Portfolio
Class Name	Investor Class
Trading Symbol	TCI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Conservative ETF Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$37	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%	[12]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	TOPS Conservative ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Jun-2016	$10,108	$10,139
Jun-2017	$10,609	$11,954
Jun-2018	$10,959	$13,672
Jun-2019	$11,485	$15,096
Jun-2020	$11,754	$16,229
Jun-2021	$13,251	$22,850
Jun-2022	$12,220	$20,424
Jun-2023	$12,780	$24,426
Jun-2024	$13,724	$30,424
Jun-2025	$14,829	$35,037
Jun-2026	$16,261	$42,859

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	5 Years	10 Years
TOPS Conservative ETF Portfolio	4.87%	9.66%	4.18%	4.87%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 51,688,982
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 24,696
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$51,688,982 Number of Portfolio Holdings24 Advisory Fee $24,696 Portfolio Turnover11%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	98.0%
Money Market Funds	2.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	2.0%
Equity	30.2%
Fixed Income	67.9%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	16.0%
State Street SPDR Portfolio Short Term Corporate Bond ETF	15.0%
Vanguard Short-Term Treasury ETF	8.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.0%
Vanguard S&P 500 ETF	6.1%
Vanguard FTSE Developed Markets ETF	6.0%
Vanguard Intermediate-Term Treasury ETF	6.0%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	4.0%
JP Morgan Ultra-Short Income ETF	4.0%
State Street SPDR Portfolio S&P 500 Value ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000097929
Shareholder Report [Line Items]
Fund Name	TOPS Moderately Aggressive ETF Portfolio
Class Name	Class 1
Trading Symbol	TG1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Moderately Aggressive ETF Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$11	0.21%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[13]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	TOPS Moderately Aggressive ETF Portfolio	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$11,529	$11,790
Jun-2018	$12,708	$13,484
Jun-2019	$13,211	$14,889
Jun-2020	$13,024	$16,006
Jun-2021	$17,810	$22,536
Jun-2022	$15,448	$20,144
Jun-2023	$17,271	$24,091
Jun-2024	$19,625	$30,006
Jun-2025	$22,060	$34,556
Jun-2026	$27,340	$42,271

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	5 Years	10 Years
TOPS Moderately Aggressive ETF Portfolio	12.96%	23.94%	8.95%	10.58%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 394,403,316
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 174,734
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$394,403,316 Number of Portfolio Holdings21 Advisory Fee $174,734 Portfolio Turnover5%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	97.2%
Money Market Funds	2.8%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.7%
Collateral for Securities Loaned	0.4%
Money Market Funds	2.4%
Fixed Income	12.9%
Equity	85.0%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard S&P 500 ETF	21.1%
Vanguard FTSE Developed Markets ETF	17.0%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	11.0%
State Street SPDR Portfolio S&P 600 Small Cap ETF	6.0%
State Street SPDR Portfolio S&P 500 Growth ETF	5.0%
State Street SPDR Portfolio S&P 500 Value ETF	5.0%
iShares MSCI Emerging Markets ex China ETF	4.0%
Vanguard FTSE Emerging Markets ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
iShares Global REIT ETF	3.9%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 1, 2026, the name of the Fund changed from "TOPS Growth ETF Portfolio" to "TOPS Moderately Aggressive ETF Portfolio."
C000097928
Shareholder Report [Line Items]
Fund Name	TOPS Moderately Aggressive ETF Portfolio
Class Name	Class 2
Trading Symbol	TG2
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Moderately Aggressive ETF Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$24	0.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%	[14]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	TOPS Moderately Aggressive ETF Portfolio	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$11,499	$11,790
Jun-2018	$12,641	$13,484
Jun-2019	$13,113	$14,889
Jun-2020	$12,890	$16,006
Jun-2021	$17,582	$22,536
Jun-2022	$15,216	$20,144
Jun-2023	$16,975	$24,091
Jun-2024	$19,234	$30,006
Jun-2025	$21,565	$34,556
Jun-2026	$26,664	$42,271

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	5 Years	10 Years
TOPS Moderately Aggressive ETF Portfolio	12.85%	23.64%	8.68%	10.30%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 394,403,316
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 174,734
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$394,403,316 Number of Portfolio Holdings21 Advisory Fee $174,734 Portfolio Turnover5%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	97.2%
Money Market Funds	2.8%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.7%
Collateral for Securities Loaned	0.4%
Money Market Funds	2.4%
Fixed Income	12.9%
Equity	85.0%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard S&P 500 ETF	21.1%
Vanguard FTSE Developed Markets ETF	17.0%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	11.0%
State Street SPDR Portfolio S&P 600 Small Cap ETF	6.0%
State Street SPDR Portfolio S&P 500 Growth ETF	5.0%
State Street SPDR Portfolio S&P 500 Value ETF	5.0%
iShares MSCI Emerging Markets ex China ETF	4.0%
Vanguard FTSE Emerging Markets ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
iShares Global REIT ETF	3.9%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 1, 2026, the name of the Fund changed from "TOPS Growth ETF Portfolio" to "TOPS Moderately Aggressive ETF Portfolio."
C000211503
Shareholder Report [Line Items]
Fund Name	TOPS Moderately Aggressive ETF Portfolio
Class Name	Service Class
Trading Symbol	TGS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Moderately Aggressive ETF Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$27	0.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.51%	[15]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	TOPS Moderately Aggressive ETF Portfolio	S&P 500® Index
Apr-2019	$10,000	$10,000
Jun-2019	$10,013	$10,024
Jun-2020	$9,845	$10,777
Jun-2021	$13,429	$15,173
Jun-2022	$11,621	$13,562
Jun-2023	$12,965	$16,220
Jun-2024	$14,690	$20,203
Jun-2025	$16,471	$23,266
Jun-2026	$20,365	$28,460

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	5 Years	Since Inception (April 30, 2019)
TOPS Moderately Aggressive ETF Portfolio	12.85%	23.64%	8.68%	10.43%
S&P 500® Index	10.21%	22.32%	13.41%	15.71%

Performance Inception Date	Apr. 30, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 394,403,316
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 174,734
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$394,403,316 Number of Portfolio Holdings21 Advisory Fee $174,734 Portfolio Turnover5%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	97.2%
Money Market Funds	2.8%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.7%
Collateral for Securities Loaned	0.4%
Money Market Funds	2.4%
Fixed Income	12.9%
Equity	85.0%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard S&P 500 ETF	21.1%
Vanguard FTSE Developed Markets ETF	17.0%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	11.0%
State Street SPDR Portfolio S&P 600 Small Cap ETF	6.0%
State Street SPDR Portfolio S&P 500 Growth ETF	5.0%
State Street SPDR Portfolio S&P 500 Value ETF	5.0%
iShares MSCI Emerging Markets ex China ETF	4.0%
Vanguard FTSE Emerging Markets ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
iShares Global REIT ETF	3.9%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 1, 2026, the name of the Fund changed from "TOPS Growth ETF Portfolio" to "TOPS Moderately Aggressive ETF Portfolio."
C000158838
Shareholder Report [Line Items]
Fund Name	TOPS Moderately Aggressive ETF Portfolio
Class Name	Investor Class
Trading Symbol	TGI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Moderately Aggressive ETF Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$37	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%	[16]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	TOPS Moderately Aggressive ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Jun-2016	$9,800	$10,139
Jun-2017	$11,169	$11,954
Jun-2018	$12,191	$13,672
Jun-2019	$12,610	$15,096
Jun-2020	$12,371	$16,229
Jun-2021	$16,819	$22,850
Jun-2022	$14,527	$20,424
Jun-2023	$16,161	$24,426
Jun-2024	$18,266	$30,424
Jun-2025	$20,437	$35,037
Jun-2026	$25,192	$42,859

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	5 Years	10 Years
TOPS Moderately Aggressive ETF Portfolio	12.67%	23.26%	8.42%	9.90%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 394,403,316
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 174,734
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$394,403,316 Number of Portfolio Holdings21 Advisory Fee $174,734 Portfolio Turnover5%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	97.2%
Money Market Funds	2.8%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.7%
Collateral for Securities Loaned	0.4%
Money Market Funds	2.4%
Fixed Income	12.9%
Equity	85.0%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard S&P 500 ETF	21.1%
Vanguard FTSE Developed Markets ETF	17.0%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	11.0%
State Street SPDR Portfolio S&P 600 Small Cap ETF	6.0%
State Street SPDR Portfolio S&P 500 Growth ETF	5.0%
State Street SPDR Portfolio S&P 500 Value ETF	5.0%
iShares MSCI Emerging Markets ex China ETF	4.0%
Vanguard FTSE Emerging Markets ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
iShares Global REIT ETF	3.9%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 1, 2026, the name of the Fund changed from "TOPS Growth ETF Portfolio" to "TOPS Moderately Aggressive ETF Portfolio."
C000097926
Shareholder Report [Line Items]
Fund Name	TOPS Moderate ETF Portfolio
Class Name	Class 1
Trading Symbol	TMG1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Moderate ETF Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$11	0.21%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[17]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	TOPS Moderate ETF Portfolio	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$11,163	$11,790
Jun-2018	$12,036	$13,484
Jun-2019	$12,595	$14,889
Jun-2020	$12,679	$16,006
Jun-2021	$16,230	$22,536
Jun-2022	$14,397	$20,144
Jun-2023	$15,710	$24,091
Jun-2024	$17,479	$30,006
Jun-2025	$19,431	$34,556
Jun-2026	$23,017	$42,271

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	5 Years	10 Years
TOPS Moderate ETF Portfolio	9.72%	18.45%	7.24%	8.69%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 290,745,132
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 130,676
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$290,745,132 Number of Portfolio Holdings23 Advisory Fee $130,676 Portfolio Turnover6%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	92.3%
Money Market Funds	7.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-6.2%
Money Market Funds	2.3%
Collateral for Securities Loaned	5.8%
Fixed Income	32.8%
Equity	65.3%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard S&P 500 ETF	18.1%
Vanguard FTSE Developed Markets ETF	13.0%
State Street SPDR Portfolio Short Term Corporate Bond ETF	9.0%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	8.0%
Vanguard Short-Term Inflation-Protected Securities ETF	6.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	5.0%
Vanguard FTSE Emerging Markets ETF	4.0%
State Street SPDR Portfolio S&P 600 Small Cap ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
iShares Global REIT ETF	3.9%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 1, 2026, the name of the Fund changed from "TOPS Moderate Growth ETF Portfolio" to "TOPS Moderate ETF Portfolio."
C000097927
Shareholder Report [Line Items]
Fund Name	TOPS Moderate ETF Portfolio
Class Name	Class 2
Trading Symbol	TMG2
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Moderate ETF Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$23	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[18]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	TOPS Moderate ETF Portfolio	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$11,142	$11,790
Jun-2018	$11,974	$13,484
Jun-2019	$12,501	$14,889
Jun-2020	$12,555	$16,006
Jun-2021	$16,038	$22,536
Jun-2022	$14,185	$20,144
Jun-2023	$15,449	$24,091
Jun-2024	$17,139	$30,006
Jun-2025	$19,012	$34,556
Jun-2026	$22,455	$42,271

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	5 Years	10 Years
TOPS Moderate ETF Portfolio	9.61%	18.11%	6.96%	8.43%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 290,745,132
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 130,676
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$290,745,132 Number of Portfolio Holdings23 Advisory Fee $130,676 Portfolio Turnover6%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	92.3%
Money Market Funds	7.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-6.2%
Money Market Funds	2.3%
Collateral for Securities Loaned	5.8%
Fixed Income	32.8%
Equity	65.3%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard S&P 500 ETF	18.1%
Vanguard FTSE Developed Markets ETF	13.0%
State Street SPDR Portfolio Short Term Corporate Bond ETF	9.0%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	8.0%
Vanguard Short-Term Inflation-Protected Securities ETF	6.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	5.0%
Vanguard FTSE Emerging Markets ETF	4.0%
State Street SPDR Portfolio S&P 600 Small Cap ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
iShares Global REIT ETF	3.9%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 1, 2026, the name of the Fund changed from "TOPS Moderate Growth ETF Portfolio" to "TOPS Moderate ETF Portfolio."
C000211502
Shareholder Report [Line Items]
Fund Name	TOPS Moderate ETF Portfolio
Class Name	Service Class
Trading Symbol	TMGS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Moderate ETF Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$26	0.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[19]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	TOPS Moderate ETF Portfolio	S&P 500® Index
Apr-2019	$10,000	$10,000
Jun-2019	$10,058	$10,024
Jun-2020	$10,094	$10,777
Jun-2021	$12,885	$15,173
Jun-2022	$11,387	$13,562
Jun-2023	$12,395	$16,220
Jun-2024	$13,748	$20,203
Jun-2025	$15,237	$23,266
Jun-2026	$17,996	$28,460

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	5 Years	Since Inception (April 30, 2019)
TOPS Moderate ETF Portfolio	9.57%	18.11%	6.91%	8.54%
S&P 500® Index	10.21%	22.32%	13.41%	15.71%

Performance Inception Date	Apr. 30, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 290,745,132
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 130,676
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$290,745,132 Number of Portfolio Holdings23 Advisory Fee $130,676 Portfolio Turnover6%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	92.3%
Money Market Funds	7.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-6.2%
Money Market Funds	2.3%
Collateral for Securities Loaned	5.8%
Fixed Income	32.8%
Equity	65.3%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard S&P 500 ETF	18.1%
Vanguard FTSE Developed Markets ETF	13.0%
State Street SPDR Portfolio Short Term Corporate Bond ETF	9.0%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	8.0%
Vanguard Short-Term Inflation-Protected Securities ETF	6.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	5.0%
Vanguard FTSE Emerging Markets ETF	4.0%
State Street SPDR Portfolio S&P 600 Small Cap ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
iShares Global REIT ETF	3.9%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 1, 2026, the name of the Fund changed from "TOPS Moderate Growth ETF Portfolio" to "TOPS Moderate ETF Portfolio."
C000158837
Shareholder Report [Line Items]
Fund Name	TOPS Moderate ETF Portfolio
Class Name	Investor Class
Trading Symbol	TMGI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Moderate ETF Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$36	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[20]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	TOPS Moderate ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Jun-2016	$9,938	$10,139
Jun-2017	$10,971	$11,954
Jun-2018	$11,720	$13,672
Jun-2019	$12,262	$15,096
Jun-2020	$12,289	$16,229
Jun-2021	$15,645	$22,850
Jun-2022	$13,809	$20,424
Jun-2023	$14,999	$24,426
Jun-2024	$16,607	$30,424
Jun-2025	$18,365	$35,037
Jun-2026	$21,647	$42,859

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	5 Years	10 Years
TOPS Moderate ETF Portfolio	9.52%	17.87%	6.71%	8.10%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 290,745,132
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 130,676
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$290,745,132 Number of Portfolio Holdings23 Advisory Fee $130,676 Portfolio Turnover6%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	92.3%
Money Market Funds	7.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-6.2%
Money Market Funds	2.3%
Collateral for Securities Loaned	5.8%
Fixed Income	32.8%
Equity	65.3%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard S&P 500 ETF	18.1%
Vanguard FTSE Developed Markets ETF	13.0%
State Street SPDR Portfolio Short Term Corporate Bond ETF	9.0%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	8.0%
Vanguard Short-Term Inflation-Protected Securities ETF	6.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	5.0%
Vanguard FTSE Emerging Markets ETF	4.0%
State Street SPDR Portfolio S&P 600 Small Cap ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
iShares Global REIT ETF	3.9%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 1, 2026, the name of the Fund changed from "TOPS Moderate Growth ETF Portfolio" to "TOPS Moderate ETF Portfolio."

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